Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Value added tax receivable	$ 98	$ 96
Prepaid expenses	571	88
Advance to vendors	3	13
Contract asset, current	19	22
Other current assets	62
Total prepaid expenses and other current assets	$ 753	$ 219